Shareowners' Equity (Other) (Details) - USD ($) $ in Millions			12 Months Ended
	Dec. 18, 2015	Dec. 03, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Jan. 20, 2016	Oct. 16, 2008
Preferred Stock Number Of Shares Par Value And Other Disclosures [Abstract]
Quarterly Dividends Paid by GECC to GE			$ 4,311	$ 2,000	$ 1,930
Special Dividend Paid By Finance Subsidiary To Parent			0	$ 1,000	4,055
Average dividend rate				6.44%
Class Of Stock [Line Items]
Preferred stock value (5,944,250 shares outstanding at year-end 2015 and no shares outstanding at year-end 2014)		$ 5,944	$ 6	$ 0	$ 0
Preferred stock, shares issued			5,944,250				30,000
Series A
Class Of Stock [Line Items]
Preferred stock value (5,944,250 shares outstanding at year-end 2015 and no shares outstanding at year-end 2014)		$ 2,778				$ 2,687
Preferred stock, shares issued		2,777,625
Preferred stock outstanding						91
Initial fixed interest		4.00%
Floating Rate		2.28%
Callable date		Jun. 15, 2022
Series B
Class Of Stock [Line Items]
Preferred stock value (5,944,250 shares outstanding at year-end 2015 and no shares outstanding at year-end 2014)		$ 2,073				2,008
Preferred stock, shares issued		2,072,525
Preferred stock outstanding						64
Initial fixed interest		4.10%
Floating Rate		2.32%
Callable date		Dec. 15, 2022
Series C
Class Of Stock [Line Items]
Preferred stock value (5,944,250 shares outstanding at year-end 2015 and no shares outstanding at year-end 2014)		$ 1,094				999
Preferred stock, shares issued		1,094,100
Preferred stock outstanding						95
Initial fixed interest		4.20%
Floating Rate		2.37%
Callable date		Jun. 15, 2023
Series D
Class Of Stock [Line Items]
Preferred stock value (5,944,250 shares outstanding at year-end 2015 and no shares outstanding at year-end 2014)						$ 5,694
Initial fixed interest	5.00%
Floating Rate	3.33%
Callable date	Jan. 21, 2021